Borrowings - Term Loan Information (Details) - CAD ($) $ in Millions	Apr. 09, 2021	Mar. 28, 2021	Mar. 29, 2020
Disclosure of detailed information about borrowings [line items]
Term loan		$ 367.8	$ 158.1
Term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300.0	377.3	159.3
Unamortized portion of deferred transaction costs		(5.8)	(1.2)
Original issue discount		(3.7)	0.0
Term loan		$ 367.8	$ 158.1